Standish, Ayer & Wood Investment Trust
                             Diversified Income Fund

                          Financial Statements for the
                         Six Months Ended June 30, 1998
                                   (Unaudited)

                                     [LOGO]

                     Standish, Ayer & Wood Investment Trust
                        Standish Diversified Income Fund

                       Statement of Assets and Liabilities
                            June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

Assets
   Investment in Standish Diversified Income Portfolio ("Portfolio"),
      at value (Note 1A)                                                                                $ 50,680,111
   Receivable from investment adviser (Note 3)                                                                 1,790
   Deferred organization cost (Note 1D)                                                                       14,181
   Prepaid Expenses                                                                                              304
                                                                                                        ------------
       Total assets                                                                                       50,696,386

Liabilities
   Distributions payable                                                             $   407,401
   Accrued accounting and transfer agent fees                                              6,375
   Accrued trustees' fees and expenses (Note 3)                                              674
   Accrued expenses and other liabilities                                                 18,670
                                                                                     -----------
       Total liabilities                                                                                     433,120
                                                                                                        ------------
Net Assets                                                                                              $ 50,263,266
                                                                                                        ============
Net Assets consist of:
   Paid-in capital                                                                                      $ 50,686,252
   Accumulated net realized gain                                                                             317,650
   Undistributed net investment income                                                                       313,038
   Net unrealized depreciation                                                                            (1,053,674)
                                                                                                        ============
       Total Net Assets                                                                                 $ 50,263,266
                                                                                                        ============

Shares of beneficial interest outstanding                                                                  2,439,373
                                                                                                        ============

Net Asset Value, offering and redemption price per share
   (Net Assets/Shares outstanding)                                                                      $      20.60
                                                                                                        ============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                        Standish Diversified Income Fund

                             Statement of Operations
                   Six Months Ended June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1B)
   Interest income allocated from Portfolio                                                              $ 1,546,002
   Dividend income allocated from Portfolio (net of withholding taxes, $75)                                   61,605
   Expenses allocated from Portfolio                                                                               0
                                                                                                         -----------

       Net investment income allocated from Portfolio                                                      1,607,607

Expenses
   Accounting and transfer agent fees                                                          14,416
   Registration fees                                                                            6,569
   Trustees' fees and expenses (Note 3)                                                         1,971
   Amortization of organization cost (Note 1D)                                                  1,790
   Legal and audit services                                                                       132
   Miscellaneous                                                                                2,115
                                                                                            ---------
       Total expenses                                                                          26,993

Deduct:
   Reimbursement of fund operating expenses (Note 3)                                          (26,993)
                                                                                            ---------

       Net expenses                                                                                                0
                                                                                                         -----------

          Net investment income                                                                            1,607,607
                                                                                                         -----------

Realized and Unrealized Gain (Loss)
   Net realized gain allocated from Portfolio on:
       Investment security transactions                                                     $ 200,757
       Financial futures contracts                                                             25,265
       Written options transactions                                                            27,874
       Foreign currency transactions and forward foreign currency exchange contracts           59,030
                                                                                            ---------

          Net realized gain                                                                                  312,926

   Change in unrealized appreciation (depreciation) allocated from Portfolio on:
       Investment securities                                                                 (704,235)
       Financial futures contracts                                                              8,759
       Written options                                                                         12,953
       Foreign currency and forward foreign currency exchange contracts                         6,773
                                                                                            ---------

          Change in net unrealized depreciation                                                             (675,750)
                                                                                                         -----------

       Net realized and unrealized loss on investments                                                      (362,824)
                                                                                                         -----------

Net Increase in Net Assets from Operations                                                               $ 1,244,783
                                                                                                         ===========

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                        Standish Diversified Income Fund

                       Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                 Six Months Ended    For the period June 2, 1997
                                                                   June 30, 1998    (commencement of operations)
                                                                    (Unaudited)         to December 31, 1997
                                                                ---------------------------------------------------
Increase (decrease) in Net Assets
From Investment Operations
   Net investment income                                            $ 1,607,607              $   744,805
   Net realized gain                                                    312,926                  132,118
   Change in net unrealized depreciation                               (675,750)                (377,924)
                                                                    -----------              -----------
   Net increase in Net Assets from Investment
      Operations                                                      1,244,783                  498,999
                                                                    -----------              -----------

Distributions to Shareholders (Note 2)
   From net investment income                                        (1,358,601)                (678,973)
   From net realized gain                                                    --                 (129,194)
                                                                    -----------              -----------
   Total distributions to shareholders                               (1,358,601)                (808,167)
                                                                    -----------              -----------

Fund Share (principal) Transactions (Note 5)
   Net proceeds from sale of shares                                  22,606,500               27,390,426
   Value of shares issued to shareholders in payment
      of distributions declared                                         626,013                  454,376
   Cost of shares redeemed                                             (253,093)                (137,970)
                                                                    -----------              -----------
   Increase in Net Assets from Fund share
      transactions                                                   22,979,420               27,706,832
                                                                    -----------              -----------

Total Increase in Net Assets                                         22,865,602               27,397,664

Net Assets
   At beginning of period                                            27,397,664                       --
                                                                    -----------              -----------

   At end of period (including undistributed net
      investment income of $313,038 and $64,032,                    $50,263,266              $27,397,664
      respectively)                                                 ===========              ===========

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                        Standish Diversified Income Fund

                              Financial Highlights
--------------------------------------------------------------------------------

                                                                                                  For the period
                                                                                                   June 2, 1997
                                                                           Six Months Ended      (commencement of
                                                                            June 30, 1998         operations) to
                                                                             (Unaudited) (1)     December 31, 1997 (1)
                                                                            --------------      --------------------
Net Asset Value, Beginning of Period                                           $ 20.51                $ 20.00
                                                                               -------                -------
Investment Operations:
   Net investment income *                                                        0.82                   0.98
   Net realized and unrealized gain (loss) on investments                        (0.43)                  0.26
                                                                               -------                -------
Total from investment operations                                                  0.39                   1.24
                                                                               -------                -------
Less distributions declared to shareholders:
   From net investment income                                                    (0.30)                 (0.63)
   From net realized gain on investments                                            --                  (0.10)
                                                                               -------                -------
Total distributions to shareholders                                              (0.30)                 (0.73)
                                                                               -------                -------
Net Asset Value, End of Period                                                 $ 20.60                $ 20.51
                                                                               =======                =======

Total Return                                                                      3.36%                  6.20%

Ratios/Supplemental Data
   Expenses (to average daily net assets)* (2)                                      --+                    --+
   Net investment income (to average daily net assets)*                           7.92%+                 8.07%+
   Net assets, end of period (000 omitted)                                     $50,263                $27,398

--------------
*  The investment adviser voluntarily agreed not to impose its advisory fee on the Portfolio and reimbursed the
   Fund and the Portfolio for their operating expenses. If these voluntary actions had not been taken, the Fund's net investment income per share and the ratios would have been:

   Net investment income per share                                             $  0.75                $  0.74
   Ratios (to average daily net assets):
   Expenses (2)                                                                   0.81%+                 1.96%+
   Net investment income                                                          7.11%+                 6.11%+

(1) Calculated based on average shares outstanding.
(2) Includes the Fund's share of Standish Diversified Income Portfolio's allocated expenses.
+   Computed on an annualized basis.

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                        Standish Diversified Income Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)   Significant Accounting Policies:

      Standish, Ayer & Wood Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Diversified Income Fund (the "Fund") is a separate diversified investment series of the Trust.

      The Fund invests all of its investable assets in an interest of the Standish Diversified Income Portfolio ( the "Portfolio"), a subtrust of Standish, Ayer & Wood Master Portfolio ( the "Portfolio Trust"), which is organized as a New York trust, and has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 100% at June 30, 1998). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

      The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      A. Investment security valuations

      The Fund records its investment in the Portfolio at value. The method by which the Portfolio values its securities is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

      B. Securities transactions and income

      Securities transactions are recorded as of the trade date. The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

      C. Federal taxes

      As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year.

      D. Deferred organization expense

      Costs incurred by the Fund in connection with its organization and initial registration are being amortized on a straight-line basis through May 2002. These costs were paid for by the investment adviser and will be reimbursed by the Fund.

      E. Other

      All net investment income and realized and unrealized gains and losses of the Portfolio are allocated pro rata among the respective investors in the Portfolio.

(2)   Distributions to Shareholders:

      The Fund's dividends from short-term and long-term capital gains, if any, after reduction of capital losses will be declared and distributed at least annually, as will dividends from net investment income. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Dividends from net investment income and capital gains distributions, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. The differences

                     Standish, Ayer & Wood Investment Trust
                        Standish Diversified Income Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

      are primarily due to differing treatments for foreign currency, forward foreign currency exchange contracts, options and financial futures transactions. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income and accumulated net realized gain (loss).

(3)   Investment Advisory Fee:

      The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to Standish International Management Company, L.P. ("SIMCO") for such services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. For the six months ended June 30, 1998, SIMCO voluntarily agreed to limit the operating expenses of the Fund and the Portfolio (excluding brokerage commissions, taxes and extraordinary expenses) to 0.00% of the Fund's average daily net assets. Pursuant to this agreement, SIMCO voluntarily reimbursed the Fund for $26,933 of operating expenses for the six months ended June 30, 1998. The Trust pays no compensation directly to its trustees who are affiliated with the investment adviser or to its officers, all of whom receive remuneration for their services to the Trust from SIMCO. Certain of the trustees and officers of the Trust are limited partners or officers of SIMCO.

(4)   Investment Transactions:

      Increases and decreases in the Fund's investment in the Portfolio for the six months ended June 30, 1998 aggregated $22,633,378 and $982,287, respectively.

(5)   Shares of Beneficial Interest:

      The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                                              For the period June 2,
                                                                                               1997 (commencement of
                                                               For the Six Months Ended             operations)
                                                              June 30, 1998 (Unaudited)        to December 31, 1997
                                                              ---------------------------   ----------------------------
      Shares sold                                                             1,085,214                      1,320,752
      Shares issued to shareholders in payment of
      distributions declared                                                     30,149                         22,092
      Shares redeemed                                                           (12,104)                        (6,730)
                                                              =========================     ==========================
      Net increase                                                            1,103,259                      1,336,114
                                                              =========================     ==========================

      At June 30, 1998, four shareholders were record owners of approximately 24%, 24%, 16% and 16%, respectively, of the Fund's outstanding shares.

                     Standish, Ayer & Wood Investment Trust
                        Standish Diversified Income Fund

               Schedule of Investments - June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                                            Par             Value
Security                                                      Rate       Maturity        Value (1)        (Note 1A)
--------------------------------------------------------------------------------------------------------------------

BONDS AND NOTES -- 85.2%

Asset Backed -- 9.2%
Delta Funding Home Equity Loan 1997-2 M1                      7.240%    06/25/2027          750,000    $     763,594
Franchise Mortage Corp. 1997-A D 144A                         8.140%    04/15/2019          350,000          367,445
Green Tree Financial Corp. 1997-6 B1                          7.170%    01/15/2029          600,000          602,906
Green Tree Financial Corp. 1997-6 B2 Non-ERISA                7.750%    01/15/2029          875,000          856,475
IMC Home Equity Loan 1998-1 M1 Non-ERISA                      7.030%    03/20/2028          375,000          380,508
Oakwood Mortage 1998-A B2 144A                                8.735%    05/15/2028          450,000          436,359
Oakwood Mortgage Investments 1997-D B1 Non-ERISA              7.325%    02/15/2028          425,000          421,813
Vanderbilt Mortage Financial 1997-D 1B2                       7.550%    12/07/2027          425,000          426,793
Vanderbilt Mortgage 1996-C B2                                 8.000%    11/07/2026          400,000          412,000
                                                                                                       -------------
Total Asset Backed (Cost $4,591,569)                                                                       4,667,893
                                                                                                       -------------

Collateralized Mortgage Obligations -- 0.9%
GE Capital Mortgage 1996-11 B3                                7.500%    07/25/2026          245,262          235,676
GE Capital Mortgage Services Inc. 1994-1 B3 144A              6.500%    01/25/2024          259,354          229,557
                                                                                                       -------------
Total Collateralized Mortgage Obligations (Cost
$443,695)                                                                                                    465,233
                                                                                                       -------------

Convertible Corporate Bonds -- 3.3%
Exide Corp. 144A                                              2.900%    12/15/2005          460,000          286,350
Lukinter Finance Cvt 144A                                     1.000%    11/03/2003          925,000          638,250
Tenet Healthcare Corp.                                        6.000%    12/01/2005          850,000          724,625
                                                                                                       -------------
Total Convertible Corporate Bonds (Cost $1,891,308)                                                        1,649,225
                                                                                                       -------------

Corporate -- 38.7%

Bank Bonds -- 2.3%
Bank United Corp. Notes+                                      8.875%    05/01/2007          425,000          465,843
First Nationwide+                                            12.500%    04/15/2003          150,000          170,250
First Nationwide Senior Sub Notes+                           10.625%    10/01/2003          275,000          310,750
First Palm Beach Notes                                       10.350%    06/30/2002          100,000          106,550
Webster Financial Capital 144A Notes                          9.360%    01/29/2027          100,000          117,352
                                                                                                       -------------
                                                                                                           1,170,745
                                                                                                       -------------

Financial -- 10.2%
Amresco Inc. Corp. Senior Sub Notes+                         10.000%    03/15/2004          175,000          181,344
Amresco Inc. Corp. Senior Sub Notes                           9.875%    03/15/2005          275,000          277,750
Carramerica REIT 144A Notes                                   6.875%    03/01/2008          350,000          349,342
Conseco Finance Trust Cap. Notes                              8.700%    11/15/2026           75,000           84,726
Conseco Finance Trust Cap. Notes                              8.796%    04/01/2027          700,000          798,910
Constitution Capital Trust                                    9.150%    04/15/2027          175,000          201,227
Contifinancial Corp. Senior Notes+                            8.375%    08/15/2003          100,000          104,055
Fresenius Medical Capital Trust 144A                          7.875%    02/01/2008              600          586,500
Imperial Credit Capital Trust(a)                             10.250%    06/14/2002           50,000           50,500
Kaufman & Broad Home Corp.                                    7.750%    10/15/2004          300,000          297,750

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                        Standish Diversified Income Fund

               Schedule of Investments - June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                                            Par             Value
Security                                                      Rate       Maturity        Value (1)        (Note 1A)
--------------------------------------------------------------------------------------------------------------------

Financial (continued)
Markel Capital Trust I Notes+                                 8.710%    01/01/2046          175,000    $     192,959
Matrix Capital Corp. Notes+                                  11.500%    09/30/2004          300,000          327,000
Ocwen Financial Capital Notes+                               11.875%    10/01/2003          150,000          168,000
Ocwen Financial Capital Notes+                               10.875%    08/01/2027           50,000           54,500
Phoenix Re-Insurance Corp.+                                   8.850%    02/01/2027          175,000          189,408
Pindo Deli Financial                                         10.250%    10/01/2002          850,000          595,000
Tanger REIT+                                                  7.875%    10/24/2004          200,000          204,920
Toll Brothers Inc.+                                           7.750%    09/15/2007          300,000          295,500
United Companies Financial Corp. Sub Notes+                   8.375%    07/01/2005          225,000          225,995
                                                                                                       -------------
                                                                                                           5,185,386
                                                                                                       -------------

Industrial Bonds -- 26.2%
Adelphia Communications+                                      9.250%    10/01/2002          300,000          310,985
American Standard Corp. Senior Notes                          7.625%    02/15/2010          150,000          147,000
Building Materials Corp. Senior Notes                         8.000%    10/15/2007          300,000          300,000
Chattem Inc. 144A                                             8.875%    04/01/2008          425,000          420,750
Conmed Corp.                                                  9.000%    03/15/2008          175,000          173,688
Extendicare Health Sevices                                    9.350%    12/15/2007          484,000          488,840
Ferrellgas Corp.                                              9.375%    06/15/2006          200,000          206,000
Flag Limited 144A Senior Notes                                8.250%    01/30/2008          600,000          604,500
Foodmaker Inc. 144A Senior Sub Notes                          8.375%    04/15/2008          400,000          400,308
Genesis Multicare                                             9.000%    08/01/2007          175,000          173,250
Grove Worldwide Senior Sub Notes 144A                         9.250%    05/01/2008          300,000          292,500
Guandong Enterprises 144A Senior Notes                        8.875%    05/22/2007          875,000          650,738
Horseshoe Gaming L.L.C.                                       9.375%    06/15/2007          500,000          529,375
Integrated Health Senior Sub Notes                            9.250%    01/15/2008          500,000          519,375
Mcleod USA Senior Step Up                                     0.000%    03/01/2007          675,000          501,188
Nextlink Communication 144A                                   0.000%    04/15/2008          950,000          586,625
Niagara Mohawk Power                                          7.375%    07/01/2003          100,000           99,895
NVR Inc. Senior Notes                                         8.000%    06/01/2005          500,000          492,500
Optel Inc.#                                                  11.500%    07/01/2008          450,000          451,125
Panavision Inc. 144A                                          0.000%    02/01/2006          450,000          324,000
Paxson Communications+                                       11.625%    10/01/2002          250,000          268,125
Pharmerica Inc. 144A Senior Notes                             8.375%    04/01/2008          300,000          300,750
Premier Parks Inc.                                            9.250%    04/01/2006           50,000           51,565
Premier Parks Inc.                                            0.000%    04/01/2008          150,000           99,375
Revlon Worldwide Senior Notes+                                0.000%    03/15/2001          800,000          622,000
Rose Hills Co.                                                9.500%    11/15/2004          125,000          130,788
Salem Communications Corp. Senior Sub Notes                   9.500%    10/01/2007          425,000          442,000
Sinclair Broadcast                                            9.000%    07/15/2007          225,000          233,168
Sinclair Broadcast                                            8.750%    12/15/2007          100,000          102,500
Smithfield Foods Inc. 144A                                    7.625%    02/15/2008          300,000          297,000
Southland Corp. Deb Notes+                                    4.500%    06/15/2004          300,000          243,000
Speedway Motorsports Inc.+                                    8.500%    08/15/2007          125,000          129,375
Stage Stores Inc.+                                            8.500%    07/15/2005          100,000          102,500

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                        Standish Diversified Income Fund

               Schedule of Investments - June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                                            Par             Value
Security                                                      Rate       Maturity        Value (1)        (Note 1A)
--------------------------------------------------------------------------------------------------------------------

Industrial Bonds (continued)
Sun Healthcare Group Inc. 144A                                9.500%    07/01/2007          125,000    $     126,563
TCI Communications Inc.                                       7.125%    02/15/2028          350,000          365,400
Tenet Healthcare Corp.+                                       8.625%    12/01/2003          100,000          105,000
UPM-Kymmene Corp. 144A                                        7.450%    11/26/2027          350,000          364,550
Westinghouse Credit Corp.+                                    8.875%    06/14/2014          250,000          285,163
Westinghouse Electric Deb Notes                               8.625%    08/01/2012          500,000          542,560
Westpoint Steven 144A                                         7.875%    06/15/2005          350,000          352,625
Winstar Communications                                        0.000%    10/15/2005          500,000          415,000
                                                                                                       -------------
                                                                                                          13,251,649
                                                                                                       -------------
Total Corporate (Cost $19,830,343)                                                                        19,607,780
                                                                                                       -------------

Government/Other -- 29.8%

Argentina -- 1.1%
City of Buenos Aires                                         10.500%    05/28/2004          125,000          103,906
Cointel                                                      10.375%    08/01/2004          575,000          470,063
                                                                                                       -------------
                                                                                                             573,969
                                                                                                       -------------

Denmark -- 0.2%
Denmark Nykredit                                              7.000%    10/01/2026          533,000           79,196
                                                                                                       -------------

EuroDollar -- 0.7%
Bonos DEL Tesoro Notes+                                       8.750%    05/09/2002          400,000          381,000
                                                                                                       -------------

Germany -- 3.4%
Colt Telecom Group PLC                                        0.000%    12/15/2006          350,000          276,500
Exide Holding Europe 144A                                     9.125%    04/15/2004          400,000          222,345
RSL Communications PLC                                        0.000%    03/01/2008          625,000          368,750
Texon International PLC                                      10.000%    02/01/2008          240,000          133,075
United Mexican States                                        10.375%    01/29/2003        1,150,000          710,163
                                                                                                       -------------
                                                                                                           1,710,833
                                                                                                       -------------

New Zealand -- 0.1%
Fletcher Challenge                                           10.000%    04/30/2005          110,000           62,008
                                                                                                       -------------

South Africa -- 0.3%
European Investment Bank                                      0.000%    04/07/2027       18,000,000           80,597
IBRD-Global Bond                                              0.000%    12/31/2025       22,500,000           83,955
                                                                                                       -------------
                                                                                                             164,552
                                                                                                       -------------

United Kingdom -- 2.7%
IPC Magazines                                                 0.000%    03/15/2008          200,000          190,323
Northern Rock Building Society                                9.375%    10/17/2021          190,000          413,160
P & O Steam Navigation                                       11.500%    07/03/2014          120,000          286,973
William Hill Finance                                         10.625%    04/30/2008          275,000          455,095
                                                                                                       -------------
                                                                                                           1,345,551
                                                                                                       -------------

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                        Standish Diversified Income Fund

               Schedule of Investments - June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                                            Par             Value
Security                                                      Rate       Maturity        Value (1)        (Note 1A)
--------------------------------------------------------------------------------------------------------------------

Yankee Bonds -- 21.3%
Asia Pulp And Paper Global 144A                               2.000%    07/25/2000          125,000    $     109,375
Asia Pulp and Paper Global Financial+                        11.750%    10/01/2005          350,000          308,000
Brazil C Bond(a)                                              8.000%    04/15/2014          870,158          640,653
Call-Net Enterprises                                          0.000%    08/15/2007          300,000          210,000
Global Crossing Holdings Ltd. 144A                            9.625%    05/15/2008          400,000          417,000
Gruma SA 144A Notes                                           7.625%    10/15/2007          700,000          665,350
ING Barings NV                                                0.000%    02/12/1999          800,000          826,000
Jamaica Government 144A Notes                                 9.625%    07/02/2002          950,000          921,500
Ministry Finance of Russia                                    9.250%    11/27/2001          350,000          295,750
Ministry Finance of Russia                                   10.000%    06/26/2007          450,000          340,875
Peru FLIRB(a)                                                 3.250%    03/07/2017        1,425,000          794,438
Petroleos Mexicanos 144A Notes                                8.375%    03/30/2005          600,000          576,000
Poland - Global Reg'd(a)                                      6.688%    10/27/2024          350,000          343,630
Republic of Argentina                                         8.375%    12/20/2003          600,000          598,500
Republic of Argentina(a)                                      9.150%    11/30/2002        1,100,000        1,102,750
Republic of Panama                                            7.875%    02/13/2002        1,650,000        1,614,525
Tata Engineering & Locomotive 144A Notes                      7.875%    07/15/2007          725,000          619,440
TV Azteca                                                    10.125%    02/15/2004          425,000          425,000
                                                                                                       -------------
                                                                                                          10,808,786
                                                                                                       -------------
Total Government/Other (Cost $15,909,289)                                                                 15,125,895
                                                                                                       -------------

U.S. Treasury Obligations -- 3.3%

Treasury Bonds -- 1.6%
U.S. Treasury Bond+                                           8.125%    08/15/2019           50,000           64,531
U.S. Treasury Bond                                            6.625%    02/15/2027          670,000          756,577
                                                                                                       -------------
                                                                                                             821,108
                                                                                                       -------------

Treasury Notes -- 1.7%
U.S. Treasury Note+                                           6.250%    10/31/2001          670,000          683,923
U.S. Treasury Note+                                           5.875%    11/15/1999          150,000          150,680
                                                                                                       -------------
                                                                                                             834,603
                                                                                                       -------------
Total U.S. Treasury Obligations (Cost $1,651,330)                                                          1,655,711
                                                                                                       -------------

TOTAL BONDS AND NOTES (COST $44,317,534)                                                                  43,171,737
                                                                                                       -------------

                                                                                                           Value
Security                                                                               Shares            (Note 1A)
--------------------------------------------------------------------------------------------------------------------

PREFERRED STOCKS -- 3.0%
California Federal 9.125                                                                      4,000          110,000
El Paso Electric Co.                                                                          4,826          531,956
Equity Office Properties Trust 144A CVT                                                       8,000          354,000
Fuji JGB Inv. L.L.C. Pfd(a)                                                                 225,000          195,815
Paxson Communications                                                                           128          139,360

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                      Standish Diversified Income Portfolio

               Schedule of Investments - June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                           Value
                                                                                                         (Note 1A)
--------------------------------------------------------------------------------------------------------------------
Sumitomo Bank Step Up 144A                                                                  200,000    $     199,500
                                                                                                       -------------

TOTAL PREFERRED STOCKS (COST $1,534,790)                                                                   1,530,631
                                                                                                       -------------
WARRANTS -- 0.0%
Equity Office Properties Warrants                                                             2,750            2,338
                                                                                                       -------------

TOTAL WARRANTS(COST $2,200)                                                                                    2,338
                                                                                                       -------------

                                                                                     Contract Size
                                                                                     --------------
PURCHASED OPTIONS -- 0.3%
UST 5.50% Call, Strike Price 99.984, 7/8/98                                                  32,000            2,000
JPY Put/USD Call, Strike Price 145.00, 5/19/99                                            1,325,000           28,355
UST 6.125% Call, Strike Price 109.516, 11/9/98                                                8,000           10,875
BTP 6.75% Put, Strike Price 107.69, 2/7/00                                            1,325,000,000            7,950
Fujibank 9.87% Call, Strike Price 6.37, 2/26/99                                               4,500           13,950
JPY Put/USD Call, Strike Price 155.00, 6/15/99                                              450,000            7,380
JPY Put/USD Call, Strike Price 150.00, 6/9/99                                               500,000            7,700
JPY Put/USD Call, Strike Price 145.00, 12/7/98                                            1,000,000           14,400
UST 5.625% Call, Strike Price 100.547, 9/9/98                                                 4,450            5,476
JGB 3.00% Put, Strike Price 110.00, 6/2/99                                              121,425,000           21,492
JGB 3.00% Put, Strike Price 111.40, 12/2/98                                             121,400,000           17,239
UST 5.625% Call, Strike Price 101.609, 9/8/98                                                 4,520            4,591
JGB 3.00% Put, Strike Price 110.291, 12/17/98                                           124,000,000           13,516
                                                                                                       -------------

TOTAL PURCHASED OPTIONS (COST $155,304)                                                                      154,924
                                                                                                       -------------

                                                                                            Par              Value
                                                           Rate          Maturity        Value (1)         (Note 1A)
                                                      ---------------  --------------  ---------------   -------------
SHORT-TERM INVESTMENTS -- 9.3%

COMMERCIAL PAPER -- 5.1%
Goldman Sachs Group , L.P.                                    6.250%    07/01/1998          1,300,000        1,299,774
Merck                                                         6.150%    07/01/1998          1,300,000        1,299,783
                                                                                                         -------------
                                                                                                             2,599,557
                                                                                                         -------------

U.S. GOVERNMENT AGENCY -- 0.1%
FHLMC                                                         5.430%    09/08/1998             50,000           49,478
                                                                                                         -------------

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                      Standish Diversified Income Portfolio

               Schedule of Investments - June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                           Value
                                                                                                         (Note 1A)
--------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 4.1%
Prudential Bache Repurchase Agreement, dated 6/30/98, due 7/1/98, with a maturity value of $2,064,323 and an effective yield of 5.32%, collateralized by a U.S. Government Agency Obligation with a rate of 6.237%, with a maturity date
of 2/1/37 and with a market value of $2,184,374., 7/1/98                                               $   2,064,018
                                                                                                       -------------

TOTAL SHORT-TERM INVESTMENTS (COST $4,713,500)                                                             4,713,053
                                                                                                       -------------

TOTAL INVESTMENTS-- 97.8% (COST $50,723,328)                                                           $  49,572,683

Other Assets, Less Liabilities-- 2.2%                                                                      1,107,538
                                                                                                       -------------

NET ASSETS-- 100%                                                                                      $  50,680,221
                                                                                                       =============

Notes to Schedule of Investments:
144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933.
     These securities may be resold in transactions exempt from registration. FHLMC - Federal Home Loan Mortgage Corp.
FLIRB - Front Loaded Interest Reduction Bond
IBRD - International Bank for Reconstruction and Development
BTP - British Pound
JGB - Japanese Government Bond
JPY - Japanese Yen
USD - United States Dollar
UST - United States Treasury
(1) Denominated in United States currency except for foreign country specific bonds which are denominated in their respective local currency.
+   Denotes all or part of security pledged as a margin deposit (Note 5).
(a) Variable Rate Security; rate indicated is as of 6/30/98.
#   Delayed delivery contract (Note 6).

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                      Standish Diversified Income Portfolio

                       Statement of Assets and Liabilities
                            June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

Assets
   Investments, at value (Note 1A) (identified cost, $50,723,328)                                       $ 49,572,683
   Cash                                                                                                       52,022
   Interest and dividends receivable                                                                         782,275
   Receivable for investments sold                                                                           689,283
   Unrealized appreciation on forward foreign currency exchange contracts
       (Note 5)                                                                                              187,355
   Deferred organization costs (Note 1E)                                                                       4,671
   Receivable for daily variation margin on open financial futures contracts
       (Note 5)                                                                                                  141
   Miscellaneous receivable                                                                                   16,854
   Prepaid expenses                                                                                            2,723
                                                                                                        ------------
       Total assets                                                                                       51,308,007

Liabilities
   Payable for delayed delivery transactions (Note 6)                                $   450,000
   Payable to investment adviser (Note 2)                                                  6,102
   Accrued trustees' fees and expenses (Note 2)                                            1,576
   Options written, at value (premiums received $57,578) (Note 5)                         37,599
   Unrealized depreciation on forward foreign currency exchange contracts
       (Note 5)                                                                          110,810
   Accrued accounting and custody fees                                                    17,110
   Accrued expenses and other liabilities                                                  4,589
                                                                                     -----------
       Total liabilities                                                                                     627,786
                                                                                                        ------------

Net Assets (applicable to investors' beneficial interests)                                              $ 50,680,221
                                                                                                        ============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                      Standish Diversified Income Portfolio

                             Statement of Operations
                   Six Months Ended June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

Investment Income (Note 1C)
   Interest income                                                                                       $ 1,546,006
   Dividend income (net of foreign withholding taxes of $75)                                                  61,605
                                                                                                         -----------

       Total income                                                                                        1,607,611

Expenses
   Investment advisory fee (Note 2)                                                    $ 101,245
   Accounting and custody fees                                                            35,549
   Insurance expense                                                                       1,125
   Amortization of organization expense (Note 1E)                                            582
   Miscellaneous                                                                             118
                                                                                       ---------
       Total expenses                                                                    138,619

Deduct:
   Waiver of investment advisory fee (Note 2)                                           (101,245)
   Reimbursement of operating expenses (Note 2)                                          (37,374)
                                                                                       ---------
   Total waiver of investment advisory fee and reimbursement of operating
      expenses                                                                          (138,619)
                                                                                       ---------

       Net expenses                                                                                                0
                                                                                                         -----------

          Net investment income                                                                            1,607,611
                                                                                                         -----------

Realized and Unrealized Gain (Loss)
   Net realized gain
       Investment securities transactions                                              $ 200,758
       Financial futures contracts                                                        25,265
       Written options transactions                                                       27,874
       Foreign currency transactions and forward foreign currency exchange
       contracts                                                                          59,030
                                                                                       ---------

          Net realized gain                                                                                  312,927

   Change in unrealized appreciation (depreciation)
       Investment securities                                                            (704,236)
       Financial futures contracts                                                         8,759
       Written options                                                                    12,953
       Foreign currency and forward foreign currency exchange contracts                    6,774
                                                                                       ---------

          Change in net unrealized depreciation                                                             (675,750)
                                                                                                         -----------

       Net realized and unrealized loss                                                                     (362,823)
                                                                                                         -----------

Net Increase in Net Assets from Operations                                                               $ 1,244,788
                                                                                                         ===========

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                      Standish Diversified Income Portfolio

                       Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                           For the period
                                                                 Six Months Ended           June 2, 1997
                                                                  June 30, 1998     (commencement of operations)
                                                                   (Unaudited)          to December 31, 1997
                                                                   -------------        ----------------------
Increase (decrease) in Net Assets
From Investment Operations
   Net investment income                                            $ 1,607,611              $   744,809
   Net realized gain                                                    312,927                  132,120
   Change in net unrealized depreciation                               (675,750)                (377,925)
                                                                    -----------              -----------
   Net increase in Net Assets from Investment
      Operations                                                      1,244,788                  499,004
                                                                    -----------              -----------

Capital Transactions
   Contributions                                                     22,633,378               27,429,704
   Withdrawals                                                         (982,287)                (144,366)
                                                                    -----------              -----------
   Increase in Net Assets resulting from
      capital transactions                                           21,651,091               27,285,338
                                                                    -----------              -----------

Total Increase in Net Assets                                         22,895,879               27,784,342
                                                                    -----------              -----------

Net Assets
   At beginning of period                                            27,784,342                       --
                                                                    -----------              -----------

   At end of period                                                 $50,680,221              $27,784,342
                                                                    ===========              ===========

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                      Standish Diversified Income Portfolio

                            Ratios/Supplemental Data
--------------------------------------------------------------------------------

                                                                                                For the period
                                                                                                 June 2, 1997
                                                                       Six Months Ended        (commencement of
                                                                         June 30, 1998            operations)
                                                                          (Unaudited)        to December 31, 1997
                                                                          -----------        --------------------
Ratios:
   Expenses (to average daily net assets)*                                       --+                  --+
   Net investment income (to average daily net assets)*                        7.91%+               8.07%+
Portfolio Turnover                                                               60%                  25%
Net assets, end of period (000s omitted)                                   $ 50,680              $27,784
--------------------------------------------------------------

*  The investment adviser voluntarily agreed not to impose its investment advisory fee and reimbursed the
   Portfolio for all of its operating expenses for the six months ended June 30, 1998 and for the period ended
   December 31, 1997. If these voluntary actions had not been taken, the ratios would have been:

Ratios (to average daily net assets):
   Expenses                                                                    0.68%+               1.50%+
   Net investment income                                                       7.23%+               6.57%+

+  Computed on an annualized basis.

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                      Standish Diversified Income Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)   Significant Accounting Policies:

      Standish, Ayer & Wood Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the State of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Diversified Income Portfolio (the "Portfolio") is a separate diversified investment series of the Portfolio Trust.

      The following is a summary of significant accounting policies followed by the Portfolio in the preparation of the financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      A. Investment security valuations

      Securities for which quotations are readily available are valued at the last sale price, or if no sale, at the closing bid price in the principal market in which such securities are normally traded. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.

      Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Portfolio are valued on an amortized cost basis. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the trustees determine during such sixty-day period that amortized cost does not represent fair value.

      B. Repurchase agreements

      It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Portfolio to monitor on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

      C. Securities transactions and income

      Securities transactions are recorded as of the trade date. Interest income is determined on the basis of interest accrued. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis.

      D. Income Taxes

      The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss deduction or credit.

                     Standish, Ayer & Wood Master Portfolio
                      Standish Diversified Income Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

      E. Deferred Organizational Expenses

      Costs incurred by the Portfolio in connection with its organization and initial registration are being amortized, on a straight-line basis through May 2002.

(2)   Investment Advisory Fee:

      The investment advisory fee paid to Standish Investment Management Company, L.P. ("SIMCO") for overall investment advisory services is paid monthly at the annual rate of 0.50% of the Portfolio's average daily net assets. For the six months ended June 30, 1998, SIMCO voluntarily agreed to limit the Portfolio's operating expenses (excluding brokerage commissions, taxes and extraordinary expenses) to 0.00% of the Portfolio's average daily net assets. Pursuant to this agreement, SIMCO voluntarily did not impose $101,245 of its investment advisory fee and reimbursed the Portfolio for its operating expenses of $37,374. The Portfolio Trust pays no compensation directly to its trustees who are affiliated with SIMCO or to its officers, all of whom receive remuneration for their services to the Portfolio Trust from SIMCO. Certain of the trustees and officers of the Portfolio Trust are limited partners or officers of SIMCO.

(3)   Purchases and Sales of Investments:

      Purchases and proceeds from sales of investments, other than short-term obligations, for the six month period ended June 30, 1998 were as follows:

                                                                 Purchases           Sales
                                                                -------------     ------------
      U.S. Government Securities                                 $ 7,228,419       $ 7,343,586
                                                                =============     ============
      Investments (non-U.S. Government Securities)               $35,668,926       $14,063,730
                                                                =============     ============

(4)   Federal Income Tax Basis of Investment Securities:

      The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 1998, as computed on a federal income tax basis, were as follows:

      Aggregate Cost                                             $  50,723,328
                                                                ==============

      Gross unrealized appreciation                                    563,508
      Gross unrealized depreciation                                 (1,714,153)
                                                                ==============
      Net unrealized appreciation (depreciation)                 $  (1,150,645)
                                                                ==============

                     Standish, Ayer & Wood Master Portfolio
                      Standish Diversified Income Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(5)   Financial Instruments:

      In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these investments are set forth more fully in Parts A and B of the Portfolio Trust's registration statement.

      The Portfolio trades the following financial instruments with off-balance sheet risk:

   Options

      Call and put options give the holder the right to purchase or sell, respectively, a security or currency at a specified price on or before a certain date. The Portfolio may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Portfolio's exposure to the underlying instrument, or hedge other Portfolio investments. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the schedule of investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts terms.

      Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investments securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. A summary of such transactions for the six months ended June 30, 1998 is as follows.

      Written Put Option Transactions
      ------------------------------------------------------------------------------------
                                                            Number of
                                                            Contracts          Premiums
                                                           -------------     -------------
      Outstanding, beginning of period...................        5            $   21,453
      Options written....................................        4                48,888
      Options exercised..................................       (1)               (2,700)
      Options expired....................................       (3)              (33,218)
      Options closed.....................................       (2)               (4,391)
                                                           -------------     -------------
      Outstanding, end of period.........................        3            $   30,032
                                                           =============     =============

      Written Call Option Transactions
      ------------------------------------------------------------------------------------
                                                            Number of
                                                            Contracts          Premiums
                                                           -------------     -------------
      Outstanding, beginning of period...................        4            $    5,930
      Options written....................................        5                21,859
      Options expired....................................       (2)               (7,547)
      Options closed.....................................       (1)                 (391)
                                                           -------------     -------------
      Outstanding, end of period.........................        6            $   19,851
                                                           =============     =============

                     Standish, Ayer & Wood Master Portfolio
                      Standish Diversified Income Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

      Written Cross Currency Option Transactions
      ------------------------------------------------------------------------------------
                                                            Number of
                                                            Contracts          Premiums
                                                           -------------     -------------
      Outstanding, beginning of period...................        3            $   28,698
      Options written....................................        1                 7,695
      Options closed.....................................       (3)              (28,698)
                                                           -------------     -------------
      Outstanding, end of period.........................        1            $    7,695
                                                           =============     =============

      Futures Contracts

      The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pusuant to margin requirements, the Portfolio deposits either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or index, which may not correlate with changes in value of the hedged investments. Buying futures tends to increase the Portfolios exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparties do not perform under the contract's terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. At June 30, 1998, the Portfolio held the following futures contracts:

                                                                                Underlying
                                                                              Face/amount at      Unrealized
      Contract                                 Position     Expiration Date       value           Gain/(Loss)
      -----------------------------------------------------------------------------------------------------------
      U.S. 5 Year Note (1 Contract)              Long           9/30/98            $109,688          $ 474
                                                                                                =================

      At June 30, 1998, the Portfolio had segregated sufficient cash and/or securities to cover margin requirements on open futures contracts.

   Forward currency exchange contracts

      The Portfolio may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Portfolio primarily to protect the value of the Portfolio's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

      At June 30, 1998, the Portfolio held the following forward foreign currency and cross currency exchange contracts:

                     Standish, Ayer & Wood Master Portfolio
                      Standish Diversified Income Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

      Forward Foreign Currency Contracts

                                            Local                                                              U.S.$
                                          Principal         Contract      U.S.$ Market  U.S.$ Aggregate     Unrealized
           Contracts to Deliver            Amount          Value Date         Value        Face Amount      Gain/(Loss)
      ---------------------------------   ----------  -----------------  ------------   ----------------   -------------
      Argentinian Peso.................   2,142,105     9/09-10/28/98       2,126,998        2,095,000         (31,998)
      Australian Dollar................     128,840      7/31-8/11/98          79,691           82,075           2,384
      British Pound Sterling...........     718,405     8/07-12/10/98       1,191,711        1,173,827         (17,884)
      German Deutsche Mark.............   1,701,602      7/09-8/26/98         942,654          944,227           1,573
      Danish Krone.....................     552,128        8/06/98             80,314           81,555           1,241
      Hong Kong Dollar.................   4,788,264   12/29/98-10/14/99       601,030          585,000         (16,030)
      New Zealand Dollar...............     118,306        8/13/98             61,109           68,618           7,509
      Polish Zloty.....................     100,461        9/18/98             27,831           25,000          (2,831)
      Republic of Korea Won............  28,320,000        8/03/98             20,014           30,000           9,986
      South African Commercial Rand ...   4,197,421     10/20-10/23/98        665,580          802,000         136,420
                                                                         ------------    -------------    ------------
                                                                           $5,796,932       $5,887,302         $90,370
                                                                         ============    =============    ============

                                            Local                                                             U.S.$
                                          Principal        Contract       U.S.$ Market  U.S.$ Aggregate     Unrealized
           Contracts to Receive             Amount        Value Date         Value        Face Amount      Gain/(Loss)
      ---------------------------------   ----------  -----------------  ------------   ----------------   -------------
      Australian Dollar................     128,840      7/31-8/11/98          79,691           75,755           3,936
      German Deutsche Mark.............      43,358        9/18/98             24,096           25,574          (1,478)
      Hong Kong Dollar                    4,569,584   12/29/98-10/14/99       574,478          577,923          (3,445)
      Irish Punt.......................         426        7/20/98                592              625             (33)
      Republic of Korea Won............  28,320,000        8/03/98             20,014           15,942           4,072
      South African Commercial Rand ...   1,460,000        10/20/98           231,595          264,253         (32,658)
                                                                         ------------    -------------    ------------
                                                                             $930,466         $960,072    $    (29,606)
                                                                         ============    =============    ============

                     Standish, Ayer & Wood Master Portfolio
                      Standish Diversified Income Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

      Forward Foreign Cross Currency Contracts

                                         U.S.$                                                                  U.S. $
                                        Market                            U.S. $ Market      Contract       Unrealized
         Contracts to Deliver           Value        In Exchange For          Value         Value Date      Gain/(Loss)
      ---------------------------     ---------    --------------------   -------------    ------------    -------------
      Irish Punt....................     3,878        Belgian Franc               4,025       7/20/98                147
      Irish Punt....................     9,069         Belgian Franc              9,392       7/20/98                323
      Belgian Franc.................    13,417          Irish Punt               12,760       7/20/98               (657)
      Belgian Franc.................    13,417          Irish Punt               12,748       7/20/98               (669)
      Irish Punt....................    12,956        Belgian Franc              13,417       7/20/98                461
      French Franc..................    16,510          Irish Punt               15,637       7/20/98               (873)
      Irish Punt....................    15,834         French Franc              16,510       7/20/98                676
      German Deutsche Mark..........   119,427        Greek Drachma             123,293       4/22/99              3,866
      German Deutsche Mark..........   119,427        Greek Drachma             122,894       4/22/99              3,467
      Greek Drachma.................   151,468     German Deutsche Mark         149,214       4/22/99             (2,254)
      German Deutsche Mark..........   238,854        Greek Drachma             246,585       4/22/99             7,.731
      German Deutsche Mark..........    24,096         Polish Zloty              27,659       9/18/98              3,563
                                      --------                            -------------                     ------------
                                      $738,353                             $    754,134                      $    15,781
                                      ========                            =============                     ============

(6)   Delayed Delivery Transactions:

      The Portfolio may purchase securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transactions. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Portfolio instructs its custodian to segregate securities having a value at least equal to the amount of the purchase commitment.

      At June 30, 1998, the Portfolio had entered into the following delayed delivery transaction:

      Type                       Security            Settlement Date            Amount
      --------                 --------------       -----------------       --------------
      Buy ....................   Optel,.Inc.              7/7/98               $450,000

(7)   Concentration of Risk:

      The Portfolio invests in low rated (non-investment grade) and comparable quality unrated high yield securities. Investments in high yield securities are accompanied by a greater degree of credit risk and the risk tends to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default of an issuer may be significantly greater for holders of high yield securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

      There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent with investments of domestic origin. The Portfolio's investment in emerging market countries may involve greater risks than investments in more developed markets and the price of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

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